Subsequent events - Additional Information (Detail) - Events After balance sheet Date [member] - LPC purchase agreement [member] - Lincoln Park Capital Fund Llc [member] € in Millions, $ in Millions	Jul. 22, 2021 EUR (€) shares	Jul. 22, 2021 USD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Stock Issued During Period Shares New Issues	300,000	300,000
Stock Issued During Period Value Issued For Services	€ 1.0	$ 1.2